INCOME TAX	6 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 10 - INCOME TAX

Effective tax rate

The Company’s effective
income tax rate (“ETR”) was 14.0% for the six months ended December 31, 2018 as compared to 18.4% for the six months ended December 31, 2017. The ETR fluctuation was mainly due to the different pre-tax income mixes with different tax rates, as the Company’s subsidiaries apply different tax rates.